Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ September 30, 2023 (unaudited)

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Agency Adjustable Rate Mortgages (0.3%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$146	1 yr. RFUCC Treasury + 1.91%	4.155%	10/01/36	$148,510
91	1 yr. RFUCC Treasury + 1.73%	4.211	11/01/36	92,591
352	Federal National Mortgage Association,
	Conventional Pools:	5.088	03/01/38	343,914
	Total Agency Adjustable Rate Mortgages (Cost $642,108)			585,015
	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
609	Washington Aircraft 1 Co., DAC (Ireland) (Cost $609,164)	2.637	09/15/26	577,671
	Agency Bond - Sovereign (U.S. Government Guaranteed) (0.3%)
644	Petroleos Mexicanos (Mexico) (Cost $643,750)	2.46	12/15/25	618,258
	Agency Fixed Rate Mortgages (81.3%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
85		3.00	12/01/49	69,882
240		4.50	11/01/48	224,564
	Gold Pools:
653		3.50	08/01/42 - 04/01/49	581,282
1,308		4.00	12/01/41 - 10/01/45	1,201,499
305		5.00	01/01/40	300,672
411		5.50	11/01/39	413,492
114		6.50	03/01/29 - 09/01/32	117,012
92		7.50	05/01/35	95,626
52		8.00	08/01/32	54,089
68		8.50	08/01/31	70,994
	Federal National Mortgage Association,
1,429		6.00	07/01/53	1,431,675
4,011		6.50	06/01/53 - 07/01/53	4,066,774
	Conventional Pools:
365		2.50	02/01/50	295,167
353		3.00	05/01/49 - 11/01/49	290,217
1,840		3.50	02/01/46 - 07/01/49	1,600,968
7,303		4.00	11/01/41 - 09/01/48	6,703,821
728		4.50	01/01/25 - 09/01/48	690,352
993		5.00	05/01/35 - 02/01/41	978,676
1,005		5.50	03/01/35 - 10/01/35	1,006,342
17		6.50	06/01/29 - 02/01/33	$16,786
1		7.00	05/01/31	613
147		7.50	08/01/37	152,462
111		8.00	04/01/33	116,351
124		8.50	10/01/32	129,862
	October TBA
13,700	(a)	2.50	10/01/52	10,870,621
17,850	(a)	3.00	10/01/53	14,763,212
9,300	(a)	3.50	10/01/53	7,999,452
1,300	(a)	4.00	10/01/53	1,158,218
10,900	(a)	4.50	10/01/52	10,013,093
8,800	(a)	5.00	10/01/53	8,306,724
21,750	(a)	5.50	10/01/53	21,029,542
	Government National Mortgage Association,
7,515		5.50	06/20/53	7,315,113
39,915		6.00	04/20/53 - 07/20/53	39,131,692
6,485		6.50	06/20/53 - 07/20/53	6,572,471
	October TBA
1,100	(a)	3.50	10/20/53	964,003
1,600	(a)	4.00	10/20/53	1,442,056

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ September 30, 2023 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Various Pools:
$879		3.50	08/20/45 - 07/20/46	780,017
459		4.00	07/15/44	420,192
23		4.50	04/20/49	21,829
292		5.00	01/20/40 - 12/20/48	282,665
31		5.125	11/20/37	30,719
226		5.25	04/20/36 - 09/20/39	221,927
477		5.375	02/20/36 - 08/20/40	469,741
500		6.00	06/15/28 - 09/20/34	501,442
32		7.00	03/20/26 - 07/20/29	32,298
66		8.00	05/15/26 - 08/15/31	68,255
23		8.50	07/15/30	23,650
2		9.00	07/15/24 - 02/15/25	1,148
	Total Agency Fixed Rate Mortgages (Cost $159,282,747)			153,029,258
	Asset-Backed Securities (1.0%)
	United States Small Business Administration
691		2.42	06/01/32	621,716
1,389		2.67	04/01/32	1,259,699
	Total Asset-Backed Securities (Cost $2,079,742)			1,881,415
	Collateralized Mortgage Obligations - Agency Collateral Series (30.0%)
	Federal Home Loan Mortgage Corporation,
1,000		6.00%	08/25/53	$980,635
	IO REMIC
1,546	5.89% - SOFR30A (b)	0.572	11/15/43	90,961
	Federal National Mortgage Association,
	IO REMIC
711	6.44% - SOFR30A (b)	1.121	08/25/41	12,443
	Government National Mortgage Association,
2,489	SOFR30A + 2.74% (c)	2.742	07/20/53	2,261,560
54,128		6.00	07/20/53 - 09/20/53	53,068,825
	IO
226		5.00	02/16/41	44,312
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $58,708,468)			56,458,736
	Commercial Mortgage-Backed Securities (3.0%)
6,547	BANK 2019-BNK21, IO (c)	0.959	10/17/52	250,936
	Citigroup Commercial Mortgage Trust,
	IO
4,734	(c)	0.859	11/10/48	54,145
3,262	(c)	0.966	11/10/46	139
12,610	(c)	1.022	09/10/58	162,016
12,041	Commercial Mortgage Trust, IO (c)	0.483	02/10/47	5,722
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
	IO
24,102	(c)	0.436	04/25/32	583,323
31,765	(c)	0.454	11/25/27	369,794
	GS Mortgage Securities Trust,
	IO
11,383	(c)	1.166	04/10/47	17,322
13,076	(c)	1.349	10/10/48	246,420
7,360	JP Morgan Chase Commercial Mortgage Securities Trust, IO (c)	0.71	12/15/49	101,538
	JPMBB Commercial Mortgage Securities Trust,
	IO
213	(c)	0.751	11/15/45	9
11,226	(c)	0.777	01/15/47	9,570

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ September 30, 2023 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$1,450	Natixis Commercial Mortgage Securities Trust,
	1 Month Term SOFR + 1.40% (c)(d)	6.734%	01/15/39	$1,282,408
1,975	SFO Commercial Mortgage Trust,
	1 Month Term SOFR + 1.26% (c)(d)	6.597	05/15/38	1,799,672
	WFRBS Commercial Mortgage Trust,
	IO
990	(c)	0.00	08/15/46	1
389	(c)	0.925	03/15/46	23
1,874	(c)	1.049	12/15/46	79
1,100	Worldwide Plaza Trust (d)	3.526	11/10/36	842,261
	Total Commercial Mortgage-Backed Securities (Cost $6,399,588)			5,725,378
	Mortgages - Other (12.6%)
	Cascade Funding Mortgage Trust
945	(c)(d)	2.962	07/25/57	354,765
410	(c)(d)	4.00	10/25/68	404,953
768	FARM 21-1 Mortgage Trust, Class B (c)(d)	3.241	07/25/51	528,138
974	FARM Mortgage Trust, Class B (c)(d)	3.033	03/25/52	659,018
	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
1,213		3.00	09/25/45 - 05/25/47	1,022,494
786		3.50	05/25/45 - 05/25/47	667,758
22		4.00	05/25/45	19,307
8,273	Federal Home Loan Mortgage Corporation, Class MZ	6.00	07/25/53	7,671,974
	Flagstar Mortgage Trust
7,346		3.49	08/25/51	5,161,132
1,922	(c)(d)	3.513	10/25/51	1,283,411
838	GS Mortgage-Backed Securities Corp. Trust, Class B5 (c)(d)	3.424	10/25/50	358,443
	Seasoned Credit Risk Transfer Trust
5,841		3.00	07/25/56 - 05/25/60	4,926,296
697		4.00	08/25/58 - 02/25/59	621,632
	Total Mortgages - Other (Cost $26,059,884)			23,679,321
	U.S. Agency Security (3.6%)
6,935	Tennessee Valley Authority (Cost $7,100,566)	5.250	09/15/39	6,795,293
	Short-Term Investments (7.3%)
	U.S. Treasury Security (0.2%)
400	U.S. Treasury Bill (e) (Cost $396,505)	5.408%	11/30/23	$396,509

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ September 30, 2023 (unaudited) continued

Number of Shares (000)
	Investment Company (7.1%)
13,265	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (f) (Cost $13,264,647)		13,264,647
	Total Short-Term Investments (Cost $13,661,152)		13,661,156
	Total Investments (Cost $275,187,169) (g)(h)	139.7%	263,011,501
	Liabilities in excess of Other Assets	(39.7)	(74,690,964)
	Net Assets	100.0%	$188,320,537

(a)	Security is subject to delayed delivery.
(b)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2023.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Rate shown is the yield to maturity at September 30, 2023.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by $15,672 relating to the Fund's investment in the Liquidity Funds.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
(h)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $167,180 and the aggregate gross unrealized depreciation is $17,667,947, resulting in net unrealized depreciation of $17,500,767.
DAC	Designated Activity Company.
IO	Interest Only Security.
REMIC	Real Estate Mortgage Investment Conduit.
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average SOFR.
TBA	To Be Announced.

Morgan Stanley Long Duration Government Opportunities Fund
Portfolio of Investments ■ September 30, 2023 (unaudited) continued

Futures Contracts:
The Fund had the following futures contracts open at September 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Depreciation
Long:
U.S. Treasury 5 yr. Note (United States)	452	Dec-23	$45,200	$47,622,437	$(482,250)
U.S. Treasury 10 yr. Note (United States)	846	Dec-23	84,600	91,420,875	(1,896,901)
U.S. Treasury 10 yr. Ultra Note (United States)	434	Dec-23	43,400	48,418,125	(1,488,229)
U.S. Treasury Long Bond (United States)	219	Dec-23	21,900	24,918,094	(1,457,719)
					$(5,325,099)

Portfolio Composition as of 09/30/23	Percentage of Total Investments
Agency Fixed Rate Mortgages	58.2%
Collateralized Mortgage Obligations - Agency Collateral Series	21.5
Mortgages - Other	9.0
Short-Term Investments	5.2
U.S. Agency Security	2.6
Commercial Mortgage-Backed Securities	2.2
Asset-Backed Securities	0.7
Agency Adjustable Rate Mortgages	0.2
Agency Bond - Sovereign (U.S. Government Guaranteed)	0.2
Agency Bond - Finance (U.S. Government Guaranteed)	0.2
Total Investments	100.0	%*

*	Does not include open long futures contracts with a value of $212,379,531 and total unrealized depreciation of $5,325,099.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Portfolio of Investments ■ September 30, 2023 (unaudited)

Valuation of Investments - (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Portfolio of Investments ■ September 30, 2023 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$585,015	$—	$585,015
Agency Bond - Finance (U.S. Government Guaranteed)	—	577,671	—	577,671
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	618,258	—	618,258
Agency Fixed Rate Mortgages	—	153,029,258	—	153,029,258
Asset-Backed Securities	—	1,881,415	—	1,881,415
Collateralized Mortgage Obligations - Agency Collateral Series	—	56,458,736	—	56,458,736
Commercial Mortgage-Backed Securities	—	5,725,378	—	5,725,378
Mortgages - Other	—	23,679,321	—	23,679,321
U.S. Agency Security	—	6,795,293	—	6,795,293
Total Fixed Income Securities	—	249,350,345	—	249,350,345
Short-Term Investments
U.S. Treasury Security	—	396,509	—	396,509
Investment Company	13,264,647	—	—	13,264,647
Total Short-Term Investments	13,264,647	396,509	—	13,661,156
Total Assets	13,264,647	249,746,854	—	263,011,501
Liabilities:
Futures Contracts	(5,325,099)	—	—	(5,325,099)
Total	$7,939,548	$249,746,854	$—	$257,686,402

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.